Deferred income tax assets and liabilities, net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Effect on profit or loss	S/ 11,129	S/ (30,226)
Effect on OCI	11,339	11,039	S/ (4,019)
Discontinued operations	551	6,399	3,141
Provision For Vacations [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	72	355
Effect on profit or loss	16	(116)
Effect on OCI
Discontinued operations		(167)
As of December 31, 2016	88	72	355
Effect Of Differences Between Book And Tax Bases Of Fixed Assets And In The Depreciation Rates Used For Book Purposes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	2	(467)
Effect on profit or loss	34	14
Effect on OCI
Discontinued operations		455
As of December 31, 2016	36	2	(467)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	36	62
Effect on profit or loss	(18)	10
Effect on OCI
Discontinued operations		(36)
As of December 31, 2016	18	36	62
Tax-Loss Carry Forward [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	4,953	21,127
Effect on profit or loss	(4,953)	301
Effect on OCI
Discontinued operations		(16,475)
As of December 31, 2016		4,953	21,127
Pre-Operating Costs [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	1,287
Effect on profit or loss	(1,287)	1,287
Effect on OCI
Discontinued operations
As of December 31, 2016		1,287
Total Deferred Income Tax Assets, Net [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	6,350	21,077
Effect on profit or loss	(6,208)	1,496
Effect on OCI
Discontinued operations		(16,223)
As of December 31, 2016	142	6,350	21,077
Impairment Of Zinc Mining Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	28,318	24,986
Effect on profit or loss		3,332
Effect on OCI
Discontinued operations
As of December 31, 2016	28,318	28,318	24,986
Impairment on Brine Project Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015
Effect on profit or loss	17,087
Effect on OCI
Discontinued operations
As of December 31, 2016	17,087
Long-Term Incentive Plan [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	10,138	10,334
Effect on profit or loss	(1,194)	(196)
Effect on OCI
Discontinued operations
As of December 31, 2016	8,944	10,138	10,334
Provision For Vacations [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	3,669	4,051
Effect on profit or loss	157	(382)
Effect on OCI
Discontinued operations
As of December 31, 2016	3,826	3,669	4,051
Available For Sale Financial Investment From Spin-Off [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015
Effect on profit or loss
Effect on OCI
Discontinued operations	2,253
As of December 31, 2016	2,253
Discounts On Trade Receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015
Effect on profit or loss	1,093
Effect on OCI
Discontinued operations
As of December 31, 2016	1,093
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	3,779	5,795
Effect on profit or loss	1,849	(2,016)
Effect on OCI
Discontinued operations
As of December 31, 2016	5,628	3,779	5,795
Deferred Income Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	45,904	45,166
Effect on profit or loss	18,992	738
Effect on OCI
Discontinued operations	2,253
As of December 31, 2016	67,149	45,904	45,166
Effect Of Differences Between Book And Tax Bases Of Fixed Assets And In The Depreciation Rates Used For Book Purposes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(157,636)	(124,157)
Effect on profit or loss	(11,332)	(33,479)
Effect on OCI
Discontinued operations
As of December 31, 2016	(168,968)	(157,636)	(124,157)
Effect Of Costs Of Issuance Of Senior Notes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(2,906)	(3,218)
Effect on profit or loss	484	312
Effect on OCI
Discontinued operations
As of December 31, 2016	(2,422)	(2,906)	(3,218)
Net Gain On Cash Flow Hedge [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(20,624)	(32,439)
Effect on profit or loss	9,203	711
Effect on OCI	11,277	11,104
Discontinued operations
As of December 31, 2016	(144)	(20,624)	(32,439)
Effect Of Available-For-Sale Investments [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(62)	3
Effect on profit or loss
Effect on OCI	62	(65)
Discontinued operations
As of December 31, 2016		(62)	3
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(4,428)	(4,424)
Effect on profit or loss	(10)	(4)
Effect on OCI
Discontinued operations
As of December 31, 2016	(4,438)	(4,428)	(4,424)
Deferred Income Tax Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(185,656)	(164,235)
Effect on profit or loss	(1,655)	(32,460)
Effect on OCI	11,339	11,039
Discontinued operations
As of December 31, 2016	(175,972)	(185,656)	(164,235)
Total Deferred Income Tax Liabilities, Net [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
As of January 01, 2015	(139,752)	(119,069)
Effect on profit or loss	17,337	(31,722)
Effect on OCI	11,339	11,039
Discontinued operations	2,253
As of December 31, 2016	S/ (108,823)	S/ (139,752)	S/ (119,069)